Shareholders Equity (Narrative) (Details)	12 Months Ended
	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CAD
Shareholders Equity 1	326,187	326,187
Shareholders Equity 2		1,544,342
Shareholders Equity 3		11.34
Shareholders Equity 4		3,694,332
Shareholders Equity 5		2,149,990
Shareholders Equity 6	344,381	344,381
Shareholders Equity 7		1,149,228
Shareholders Equity 8	5,600	5,600
Shareholders Equity 9		19,536
Shareholders Equity 10		11.34
Shareholders Equity 11		3,968,492
Shareholders Equity 12		2,780,192
Shareholders Equity 13	349,626	349,626
Shareholders Equity 14		1,032,524
Shareholders Equity 15	5,600	5,600
Shareholders Equity 16		19,536
Shareholders Equity 17		3,901,323
Shareholders Equity 18		2,888,335
Shareholders Equity 19	20.00%	20.00%
Shareholders Equity 20	10	10
Shareholders Equity 21	22,200
Shareholders Equity 22	8,060
Shareholders Equity 23	0
Shareholders Equity 24	945,640
Shareholders Equity 25	1,059,900
Shareholders Equity 26	667,950
Shareholders Equity 27	936,711
Shareholders Equity 28	1,023,571
Shareholders Equity 29	560,052
Shareholders Equity 30	$ 97,377
Shareholders Equity 31	1	1
Shareholders Equity 32	330,000	330,000
Shareholders Equity 33	33,400	33,400
Shareholders Equity 34	473,833	473,833
Shareholders Equity 35	511,400	511,400
Shareholders Equity 36	1,332,400	1,332,400